Fair market values of derivatives (Detail) (Warrant [Member])	3 Months Ended
Mar. 31, 2013
Warrant [Member]
Risk-free interest rate	0.73%
Expected life in years	5 years
Dividend yield	0.00%
Expected volatility	110.28%